Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000004429
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SIVIX
C000004430
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSQSX
C000004434
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SUSIX
C000004433
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SUSSX
Without Sales Load [Member] | C000004429
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%	10.08%	9.39%
Without Sales Load [Member] | C000004430
Average Annual Return [Line Items]
Average Annual Return, Percent	22.53%	9.80%	9.12%
Without Sales Load [Member] | C000004434
Average Annual Return [Line Items]
Average Annual Return, Percent	38.88%	17.13%	13.26%
Without Sales Load [Member] | C000004433
Average Annual Return [Line Items]
Average Annual Return, Percent	38.60%	16.86%	12.99%
SPDR ETFs Index: S&P500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.38%
SPDR ETFs Index: S&P500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.38%
SPDR ETFs Index: S&P500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.38%
SPDR ETFs Index: S&P500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.38%
SPDR ETFs Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	26.76%	9.39%	8.79%
SPDR ETFs Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	26.76%	9.39%	8.79%